UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		      FORM 13F-HR
		                  FORM 13F COVER PAGE

*Please ignore previous submission with accession number 0001056527-05-000007. This is the correct submission.


Report for the Calendar Year or Quarter Ended: __12/31/04____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _622 Third Avenue, 9th Floor___________
         _New York, NY  10017______________________
         __________________________________________

13F File Number: _____028-06918_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:





____________________    ___NEW YORK, NY___     __02/14/05___
 [Signature]               [City, State]             [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: __59____

Form 13F Information Table Value Total: $__156,225___
                                         (thousands)




List of Other Included Managers: NONE


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE DEC04
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                              TITLE                 FAIR    SHARES OR              SHARED   SHARED               (SHARES)
                               OF                   MARKET  PRINCIPAL       SOLE   DEFINED   OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C)   MGR     (A)      (B)      (C)
_________________             _____  ________       ______  _________        ___      ___      ___  _____    ___      ___      ___

AUDIOCODES LTD                ORD    M15342104   1,370,290     82,797     82,797                          82,797
ASM INTL N V                  COM    N07045102     347,256     21,200     21,200                          21,200
FLEXTRONICS INTL LTD          ORD    Y2573F102   2,098,691    151,859    151,859                         151,859
ADVANCED ENERGY INDS          NOTE   007973AA8   1,339,406  1,365,000  1,365,000                        1365,000
ADVANCED ENERGY INDS          NOTE   007973AC4   7,523,243  7,667,000  7,667,000                        7667,000
ALLOY INC                     DBCV   019855AB1   1,195,600  1,000,000  1,000,000                        1000,000
ALZA CORP                     SDCV   02261WAB5   3,405,002  3,902,000  3,902,000                        3902,000
AMAZON COM INC                NOTE   023135AF3   8,462,733  8,409,000  8,409,000                        8409,000
AMERISOURCE HEALTH CORP       NOTE   03071PAD4     755,251    678,000    678,000                         678,000
ARRIS GROUP INC               NOTE   04269QAB6   1,537,500  1,000,000  1,000,000                        1000,000
BEARINGPOINT INC              COM    074002106   1,385,730    173,000    173,000                         173,000
BROCADE COMMUNICATIONS SYS I  NOTE   111621AB4     511,140    536,000    536,000                         536,000
CV THERAPEUTICS INC           NOTE   126667AB0     251,250    250,000    250,000                         250,000
CV THERAPEUTICS INC           NOTE   126667AD6   2,492,753  2,900,000  2,900,000                        2900,000
CELL THERAPEUTICS INC         NOTE   150934AF4     483,920    500,000    500,000                         500,000
COMMUNITY HEALTH SYS INC NEW  NOTE   203668AA6   6,228,085  6,005,000  6,005,000                        6005,000
CORIXA CORP                   NOTE   21887FAC4     409,440    500,000    500,000                         500,000
CREDENCE SYS CORP             COM    225302108     234,913     25,900     25,900                          25,900
CYMER INC                     COM    232572107     389,167     13,219     13,219                          13,219
CYTYC CORP                    COM    232946103     344,000     12,500     12,500                          12,500
FEI CO                        NOTE   30241LAB5   4,707,972  4,627,000  4,627,000                        4627,000
FAIR ISAAC CORP               NOTE   303250AB0   6,324,059  5,975,000  5,975,000                        5975,000
FINISAR                       COM    31787A101     225,608     99,387     99,387                          99,387
FISHER SCIENTIFIC INTL INC    COM NE 338032204   2,966,613     47,580     47,580                          47,580
GENZYME CORP                  NOTE   372917AN4   7,488,720  7,025,000  7,025,000                        7025,000
GRAFTECH INTL LTD             DBCV   384313AB8     650,296    703,000    703,000                         703,000
HILTON HOTELS CORP            COM    432848109     290,944     12,800     12,800                          12,800
HUMAN GENOME SCIENCES INC     NOTE   444903AH1     325,787    335,000    335,000                         335,000
INCYTE CORP                   NOTE   45337CAE2   3,931,927  3,475,000  3,475,000                        3475,000
INTERMUNE INC                 NOTE   45884XAC7   2,554,170  3,000,000  3,000,000                        3000,000
INTERNATIONAL RECTIFIER CORP  NOTE   460254AE5   1,836,439  1,844,000  1,844,000                        1844,000
INVITROGEN CORP               NOTE   46185RAD2   5,225,667  5,213,000  5,213,000                        5213,000
INVITROGEN CORP               NOTE   46185RAJ9   2,783,851  2,300,000  2,300,000                        2300,000
IVAX CORP                     COM    465823102     230,242     14,600     14,600                          14,600
KING PHARMACEUTICALS INC      DBCV   495582AG3     336,690    348,000    348,000                         348,000
LSI LOGIC CORP                NOTE   502161AG7   2,482,777  2,489,000  2,489,000                        2489,000
LTX CORP                      NOTE   502392AE3   1,857,108  1,883,000  1,883,000                        1883,000
LINCARE HLDGS INC             DBCV   532791AB6     550,530    516,000    516,000                         516,000
MILLENNIUM CHEMICALS INC      DBCV   599903AB7   6,187,087  2,750,000  2,750,000                        2750,000
NAVISTAR FINL CORP            NOTE   638902AM8   1,782,040  1,738,000  1,738,000                        1738,000
PSS WORLD MED INC             NOTE   69366AAB6   2,061,640  2,000,000  2,000,000                        2000,000
PHELPS DODGE CORP             PFD A  717265508   6,721,065     32,500     32,500                          32,500
PRIDE INTL INC DEL            FRNT   74153QAB8     565,917    444,000    444,000                         444,000
PROVINCE HEALTHCARE CO        NOTE   743977AE0   5,782,076  5,695,000  5,695,000                        5695,000
RPM INTL INC                  COM    749685103     633,080     32,300     32,300                          32,300
RADISYS CORP                  NOTE   750459AD1   4,300,280  4,000,000  4,000,000                        4000,000
REGENERON PHARMACEUTICALS     NOTE   75886FAB3     964,154    999,000    999,000                         999,000
ROPER INDS INC NEW            NOTE   776696AA4   4,426,170  9,394,000  9,394,000                        9394,000
SCIENTIFIC GAMES CORP         CL A   80874P109     779,877     32,713     32,713                          32,713
SERENA SOFTWARE INC           NOTE   817492AB7   6,751,249  5,728,000  5,728,000                        5728,000
SILICON VY BANCSHARES         NOTE   827064AC0   5,755,488  4,176,000  4,176,000                        4176,000
           PAGE TOTAL              51          132,244,893
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE DEC04
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                              TITLE                 FAIR    SHARES OR              SHARED   SHARED               (SHARES)
                               OF                   MARKET  PRINCIPAL       SOLE   DEFINED   OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C)   MGR     (A)      (B)      (C)
_________________             _____  ________       ______  _________        ___      ___      ___  _____    ___      ___      ___

UNIVERSAL HLTH SVCS INC       DBCV   913903AL4   3,698,128  6,308,000  6,308,000                        6308,000
VEECO INSTRS INC DEL          NOTE   922417AB6   2,217,645  2,250,000  2,250,000                        2250,000
VERTEX PHARMACEUTICALS INC    NOTE   92532FAD2   1,500,537  1,559,000  1,559,000                        1559,000
VISHAY INTERTECHNOLOGY INC    NOTE   928298AD0   2,985,387  4,955,000  4,955,000                        4955,000
VISHAY INTERTECHNOLOGY INC    COM    928298108     861,250     57,455     57,455                          57,455
WMS INDS INC                  NOTE   929297AE9   6,717,261  3,645,000  3,645,000                        3645,000
WEBMD CORP                    NOTE   94769MAC9   3,437,814  3,336,000  3,336,000                        3336,000
WEBMD CORP                    NOTE   94769MAE5   2,561,925  2,955,000  2,955,000                        2955,000
           PAGE TOTAL               8           23,979,947
          GRAND TOTAL              59          156,224,840

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